Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets by class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at January 1, 2024	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Addition	24	201	−	225
Capitalized borrowing costs	−	12	−	12
Write-offs	(18)	(2)	−	(20)
Transfers	−	7	−	7
Amortization	(4)	(130)	−	(134)
Impairment recognition (note 25)	(224)	−	−	(224)
Translation adjustment	(506)	(142)	(5)	(653)
Balance at December 31, 2024	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Estimated useful life in years	Indefinite (2)	5	Indefinite

Balance at January 1, 2023	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Addition	148	200	−	348
Capitalized borrowing costs	−	13	−	13
Write-offs	(41)	−	−	(41)
Transfers	(11)	2	−	(9)
Signature Bonuses Transfers (3)	(16)	−	−	(16)
Amortization	(4)	(100)	−	(104)
Impairment recognition (note 25)	(364)	−	−	(364)
Translation adjustment	190	38	1	229
Balance at December 31, 2023	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Estimated useful life in years	Indefinite (2)	5	Indefinite
(1) It comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.
(3) Transfer to PP&E Assets.